Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions
Schedule of company's key managerial personnel

In $000s	2024	2023
Director remuneration	$382	$954
Officer & key management remuneration[1]	$4,206	$3,242
Termination benefits	$—	$675
Share-based payments	$9,128	$7,504

(1)	Remuneration consists exclusively of salaries and bonuses for officers and key management. These costs are components of administrative compensation, consulting and exploration and evaluation expense categories in the consolidated statement of loss and comprehensive loss.

Schedule of share based payment expenses to related party.

In $000s	2024	2023
Exploration and evaluation expense	$907	$685
General and administrative expense	$8,221	$6,819